Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Trade And Other Current Payables [Abstract]
Schedule of payable and accrued liabilities

	2019	2018

Trade payables	$100,407	$123,219
Non-trade payables	66,815	92,183
Payables due to related parties	14,577	9,352

Total	$181,799	$224,754